Stradley, Ronon, Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103-7198
(215) 564-8000

February 16, 2018

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:	Quaker Investment Trust (the "Registrant") File Nos. 033-38074; 811-06260

Ladies and Gentlemen:

Pursuant to the requirements of Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended (the "1934 Act"), and submitted electronically via the EDGAR system, please find enclosed a Schedule 14(a) Information facing sheet, preliminary notice of a meeting of shareholders, proxy statement, and forms of proxy cards to be furnished to the shareholders of the Fund in connection with a meeting of shareholders scheduled to be held on May 23, 2017.

Please direct questions or comments relating to this filing to me at (215) 564-8099.

Very truly yours, /s/ Jonathan M. Kopcsik Jonathan M. Kopcsik